Leases Payable and Related Obligations - Schedule of Subsidiaries Held for Lease Agreements (Details) - Third Parties Lease Agreements [Member] R$ in Thousands	12 Months Ended
Jun. 30, 2025 BRL (R$)
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Lease liabilities	R$ 425,784
Avarandado Farm (Partnership II) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Ribeiro Gonçalves - PI
Lease liabilities	R$ 54,450
ETH Farm (Partnership III) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Alto Taquari - MT
Lease liabilities	R$ 5,755
Agro-Serra Farm (Partnership IV) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	São Raimundo de Mangabeira - MA
Lease liabilities	R$ 73,245
Xingu Farm (Partnership V) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Xingu - MT
Lease liabilities	R$ 49,711
Regalito Farm (Partnership V) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Xingu - MT
Lease liabilities	R$ 43,686
Serra Grande II Farm (Partnership VII) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Baixa Grande do Ribeiro - PI
Lease liabilities	R$ 26,800
Unagro Farm (Partnership VII) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Santa Cruz - Bolivia
Lease liabilities	R$ 8,683
São Domingos Farm (Partnership IX) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Comodoro - MT
Lease liabilities	R$ 35,041
Alto da Serra Farm (Partnership X) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Brotas - SP
Lease liabilities	R$ 46,682
Zanoni Farm (Partnership X) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Novo São Joaquim - MT
Lease liabilities	R$ 56,936
Intercompany leases [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	N.A.
Lease liabilities
Vehicle leases [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	N.A.
Lease liabilities	R$ 3,129
Services with Identified assets [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	N.A.
Lease liabilities	R$ 15,690
Land - Other [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	N.A.
Lease liabilities	R$ 5,675
Lease of vehicles and office in paraguay [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Assunção - Paraguay
Lease liabilities	R$ 301